Report Of The Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	£ 269,168	£ 255,421
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	72,614	91,177
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	17,109	10,784
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	£ 3,248	£ 10
ECL coverage %	0.30%	0.30%
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 492,408	£ 432,006
Financial assets at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1,370)	£ (1,240)
Financial assets at amortised cost | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 469,825	£ 411,665
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (85)	£ (118)
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.10%	1.10%
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 19,721	£ 17,518
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (217)	£ (188)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	37.40%	33.00%
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,859	£ 2,821
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1,068)	£ (932)
Financial assets at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	100.00%
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 3	£ 2
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (2)
Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	1.50%	1.20%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 73,717	£ 92,331
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1,103)	£ (1,154)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 63,673	£ 80,730
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (51)	£ (86)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.90%	1.70%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired | 1 to 29 DPD
Disclosure of credit risk exposure [line items]
ECL coverage %	2.20%	1.80%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired | 30 and > DPD
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	0.40%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 7,817	£ 9,121
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of credit risk exposure [line items]
Financial assets	93	56
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount | 30 and > DPD
Disclosure of credit risk exposure [line items]
Financial assets	331	237
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(145)	(158)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL | 1 to 29 DPD
Disclosure of credit risk exposure [line items]
Financial assets	(2)	(1)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL | 30 and > DPD
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (1)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	40.80%	36.60%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,224	£ 2,478
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (907)	£ (908)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	100.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 3	£ 2
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (2)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.90%	0.60%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 6,013	£ 25,394
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (55)	£ (163)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 5,293	£ 24,255
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (9)	£ (22)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.40%	2.30%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 615	£ 686
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (15)	£ (16)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	29.50%	27.60%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 105	£ 453
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (31)	£ (125)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	1.70%	1.70%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 55,004	£ 56,087
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (937)	£ (964)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 46,671	£ 46,237
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (40)	£ (58)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.90%	1.70%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 6,479	£ 8,066
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (123)	£ (137)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	41.80%	43.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,851	£ 1,782
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (774)	£ (767)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	100.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 3	£ 2
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (2)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage %	0.90%	0.20%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 12,700	£ 10,850
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (111)	£ (27)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 11,709	£ 10,238
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (6)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.00%	1.40%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 723	£ 369
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (7)	£ (5)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	38.10%	6.60%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 268	£ 243
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (102)	£ (16)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.30%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 17,152	£ 10,789
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (43)	£ (5)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 16,673	£ 10,750
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (6)	£ (4)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	5.10%	2.60%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired | 1 to 29 DPD
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired | 30 and > DPD
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 414	£ 39
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount | 30 and > DPD
Disclosure of credit risk exposure [line items]
Financial assets	8	0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(21)	(1)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL | 1 to 29 DPD
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL | 30 and > DPD
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	24.60%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 65	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (16)	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Other financial assets measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 269,755	£ 202,137
Financial assets at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (137)	£ (9)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 267,770	£ 202,048
Financial assets at amortised cost | Other financial assets measured at amortised cost | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (14)	£ 0
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired | 1 to 29 DPD
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired | 30 and > DPD
Disclosure of credit risk exposure [line items]
ECL coverage %	16.70%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,662	£ 47
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of credit risk exposure [line items]
Financial assets	25	0
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount | 30 and > DPD
Disclosure of credit risk exposure [line items]
Financial assets	12	0
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(17)	0
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL | 1 to 29 DPD
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL | 30 and > DPD
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ 0
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	32.80%	21.40%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 323	£ 42
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (106)	£ (9)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit related commitments
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 126,457	£ 115,695
Financial assets at amortised cost | Loans and other credit related commitments | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (67)	£ (55)
Financial assets at amortised cost | Loans and other credit related commitments | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 116,994	£ 107,922
Financial assets at amortised cost | Loans and other credit related commitments | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (13)	£ (25)
Financial assets at amortised cost | Loans and other credit related commitments | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.30%	0.30%
Financial assets at amortised cost | Loans and other credit related commitments | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 9,300	£ 7,571
Financial assets at amortised cost | Loans and other credit related commitments | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (32)	£ (22)
Financial assets at amortised cost | Loans and other credit related commitments | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	13.50%	4.00%
Financial assets at amortised cost | Loans and other credit related commitments | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 163	£ 202
Financial assets at amortised cost | Loans and other credit related commitments | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (22)	£ (8)
Financial assets at amortised cost | Loans and other credit related commitments | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit related commitments | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit related commitments | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,116	£ 2,269
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (1)
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,004	£ 2,152
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (1)
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 107	£ 114
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 5	£ 3
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit related commitments | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 68,441	£ 63,352
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (62)	£ (48)
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 60,659	£ 56,325
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (12)	£ (20)
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.40%	0.30%
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 7,625	£ 6,829
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (28)	£ (20)
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	14.00%	4.00%
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 157	£ 198
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (22)	£ (8)
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit related commitments | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit related commitments | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 55,900	£ 50,074
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (5)	£ (6)
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 54,331	£ 49,445
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (4)
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.30%	0.30%
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,568	£ 628
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (4)	£ (2)
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 1
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit related commitments | – financial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees
Disclosure of credit risk exposure [line items]
ECL coverage %	0.40%	0.20%
Financial assets at amortised cost | Financial guarantees | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 5,327	£ 11,054
Financial assets at amortised cost | Financial guarantees | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (20)	£ (17)
Financial assets at amortised cost | Financial guarantees | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 4,715	£ 10,215
Financial assets at amortised cost | Financial guarantees | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (3)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.40%	0.90%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 528	£ 740
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (7)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	20.20%	7.10%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 84	£ 99
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (17)	£ (7)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 23	£ 26
Financial assets at amortised cost | Financial guarantees | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 20	£ 23
Financial assets at amortised cost | Financial guarantees | – personal | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2	£ 2
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 1
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	0.20%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 3,415	£ 9,894
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (19)	£ (16)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,946	£ 9,257
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (2)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.30%	1.30%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 387	£ 540
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (7)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	20.70%	7.20%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 82	£ 97
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (17)	£ (7)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Financial guarantees | – financial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,889	£ 1,134
Financial assets at amortised cost | Financial guarantees | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Financial guarantees | – financial | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost | Financial guarantees | – financial | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,749	£ 935
Financial assets at amortised cost | Financial guarantees | – financial | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (1)
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.70%	0.00%
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 139	£ 198
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ 0
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 1
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0